Loss Before Tax (Tables)	6 Months Ended
Dec. 31, 2025
Loss Before Tax [Abstract]
Schedule of Loss Before Tax
	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM

Loss before tax is arrived at after charging:
Depreciation of:
- property, plant and equipment	10,588,918	14,154,000
- right-of-use assets	62,745	62,286
Amortisation of intangible asset	3,936,886	9,538,229
Directors’ remuneration (Note 20)	680,028	798,527
Loss on disposal/ strike-off of subsidiaries	-	159,008
Interest expense of lease liability	4,633	2,828
Rental of equipment	-	2,650
Short-term rental	-	732,659
Impairment loss on deposits	-	4,000,000
Waiver of debts	-	44,535
Property, plant and equipment written-off	-	15,864
Intangible assets written-off	-	290,004
Impairment loss on goodwill	-	754,291

And crediting:
Reversal of impairment on trade receivables	-	(94,000)
Interest income	(455,090)	(606,476)